JPMorgan Securities Lending Money Market Fund Average Annual Total Returns - Agency SL		12 Months Ended	60 Months Ended	75 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		5.37%	2.62%	2.57%
Performance Inception Date	Sep. 19, 2018